Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 USD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease expense	$ 2,859,872	$ 367,598	$ 2,455,945	$ 567,166
Operating lease right of use asset gross	$ 8,247,807		$ 8,247,807		$ 1,060,143
Weighted-average incremental borrowing rate	6.20%				6.20%
Weighted-average lease term	8 months 12 days				8 months 12 days